Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jan. 19, 2022	Feb. 11, 2021	Sep. 29, 2020
Stock Issued During Period, Shares, New Issues (in shares)		1,644,000
Proceeds from Issuance or Sale of Equity, Total			$ 11.2
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,360,000
Private Placement [Member]
Proceeds from Issuance or Sale of Equity, Total	$ 9.2
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,360,000
Subsequent Event [Member] | Warrants Issued in Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,067,484
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 3.26
Warrants and Rights Outstanding, Term (Year)	5 years
Subsequent Event [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	707,484